Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41884
Entity Registrant Name	SRIVARU Holding Limited
Entity Central Index Key	0001973368
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, Genesis House
Entity Address, Address Line Two	Unit 18, Genesis Close, George Town,
Entity Address, Address Line Three	P.O. Box 10655
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1006
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	14,359,907
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	5341
Auditor Opinion [Text Block]	We have audited the accompanying Consolidated balance sheets of SRIVARU Holding Limited and its subsidiary (the “Company”) as of March 31, 2025 and March 31, 2024, the related Consolidated statements of operations and comprehensive Income, stockholders’ equity and Consolidated Statement of cash flows, for each of the two years in the period ended March 31, 2025, and the related notes (collectively referred to as the “Consolidated financial statements”). In our opinion, the Consolidated financial statements present fairly, in all material respects, the Consolidated financial position of the Company as at March 31, 2025 and 2024, and the Consolidated results of its operations and its cash flows for each of the two years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	Manohar Chowdhry & Associates
Auditor Location	Chennai, India
Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares
Trading Symbol	SVUHF
Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SVUWF
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3rd Floor, Genesis House, Unit 18
Entity Address, Address Line Two	Genesis Close, George Town
Entity Address, Address Line Three	P.O. Box 10655
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1006
City Area Code	+1 (888)
Local Phone Number	227-8066
Contact Personnel Name	SRIVARU Holding Limited
Contact Personnel Email Address	Email: ir@srivarumotors.com